Leases - Schedule of Remaining Contractual Maturities (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Remaining Contractual Maturities [Abstract]
2026	$ 204,000	$ 26,218	$ 136,000	$ 17,481
2027	408,000	52,436
2028(remaining 4 months)	136,000	17,479
Total future lease payments	748,000	96,133	136,000	17,481
Less: imputed interest	(21,082)	(2,709)	(1,648)	(212)
Present value of lease liabilities	$ 726,918	$ 93,424	$ 134,352	$ 17,269	$ 522,011